Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended				31 Months Ended
	Jan. 27, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥) TrainingInstitute	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥) TrainingInstitute	Aug. 31, 2018 USD ($) TrainingInstitute	Mar. 01, 2018 CNY (¥)	Feb. 28, 2017	Feb. 08, 2017	Jan. 31, 2016
Business Acquisition [Line Items]
Business acquisition, date		Jan. 27, 2016	Jan. 27, 2016
Share based compensation					¥ 95,070
Amounts due to related parties		¥ 157,295		¥ 76,433		¥ 157,295	$ 23,030
Goodwill		609,511		104,035	102,332	¥ 609,511	$ 89,240
Revenue		1,718,871	$ 251,665	1,328,367	1,040,329
Net income (loss)		¥ 246,969	$ 36,159	¥ 172,050	(36,374)
Mr. He
Business Acquisition [Line Items]
Business combination, Consideration transferred, Equity interests issued	7.41%
Wholly Owned Subsidiaries
Business Acquisition [Line Items]
Number of subsidiaries acquired		4	4
Time Education Group
Business Acquisition [Line Items]
Business acquisition, date		Jan. 27, 2016	Jan. 27, 2016
Percentage of equity interest acquired	100.00%										100.00%
Number of training institutes | TrainingInstitute		15				15	15
Cash consideration on acquisition					54,600
Business combination, Consideration transferred, Equity interests issued	7.41%
Goodwill	¥ 102,332
Revenue						¥ 25,577
Net income (loss)						(8,464)
Time Education Group | Mr. He
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination											56.00%
Business combination, Consideration transferred, Equity interests issued	7.41%
Share based compensation					¥ 95,070
Impetus
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%								100.00%	100.00%
Impetus | Mr. He
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	56.00%
Impetus | Greenergy
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	30.00%
Impetus | Accurate Vision
Business Acquisition [Line Items]
Equity interest in acquiree held prior to combination	14.00%
Can-achieve Group
Business Acquisition [Line Items]
Business acquisition, date		Mar. 01, 2018	Mar. 01, 2018
Percentage of equity interest acquired								70.00%
Cash consideration on acquisition		¥ 264,338
Goodwill								¥ 345,501
Non-controlling interests								¥ 113,288
Xinqiao Group
Business Acquisition [Line Items]
Business acquisition, date		Mar. 01, 2018	Mar. 01, 2018
Percentage of equity interest acquired								75.00%
Cash consideration on acquisition		¥ 114,469
Amounts due to related parties		¥ 89,469				¥ 89,469
Goodwill								¥ 119,735
Non-controlling interests								¥ 38,156
FGE Holdings Limited
Business Acquisition [Line Items]
Percentage of equity interest acquired		75.00%				75.00%	75.00%
Cash consideration on acquisition		¥ 19,894
Goodwill		26,466				¥ 26,466
Non-controlling interests		¥ 6,631				¥ 6,631
Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing")
Business Acquisition [Line Items]
Percentage of equity interest acquired		51.67%				51.67%	51.67%
Cash consideration on acquisition		¥ 9,242
Goodwill		13,774				¥ 13,774
Non-controlling interests		¥ 8,646				¥ 8,646